INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Summarized balance sheet information) (Details) - USD ($) $ in Thousands	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
ASSETS
Other current investments	$ 1,875,026		$ 1,290,459
Cash and cash equivalents	1,653,355	[1]	1,276,605	[1]	$ 537,882	[1]	$ 519,965
Total Assets	17,491,548		17,097,907
Liabilities
Non-current	538,214		506,886
Non-current borrowings	532,701		656,465
Current	344,843		345,123
Current borrowings	499,164		822,573
Total Liabilities	3,723,155		4,862,869
Non-controlling interest	1,922,434		1,700,019
Total Equity	13,768,393		12,235,038		$ 8,443,153		$ 7,714,873
Usinas Siderurgicas de Minas Gerais S.A. - USIMINAS
ASSETS
Non-current	3,764,000		3,491,000
Current	2,930,000		2,325,000
Other current investments	413,000		75,000
Cash and cash equivalents	559,000		1,184,000
Total Assets	7,666,000		7,075,000
Liabilities
Non-current	508,000		477,000
Non-current borrowings	1,163,000		1,098,000
Current	1,009,000		1,104,000
Current borrowings	25,000		31,000
Total Liabilities	2,705,000		2,710,000
Non-controlling interest	523,000		468,000
Total Equity	$ 4,437,784		$ 3,897,000

[1]	It includes restricted cash of $30, $58 and $54 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,975,490, $1,357,484 and $816,157 as of December 31, 2022, 2021 and 2020, respectively.